Transactions with related parties (Details Narrative)	7 Months Ended	12 Months Ended
	Aug. 03, 2018	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2022 USD ($)	Dec. 30, 2020	Dec. 31, 2014
Vessels acquired						0
Long-Term Investments		$ 1,736,000				$ 1,676,000
Augustea Technoservices Ltd. and affiliates [Member]
Vessels acquired	16
Expiration date of agreement	June 2022
Common stock [Member] | Oaktree Share Repurchase Program [Member]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased | shares		20,000,000
Oaktree Capital Management L.P. [Member]
Number of directors		1	1
Euro Member Countries, Euro
Foreign Currency Exchange Rate, Translation		1.10
Management and Directors Fees [Member]
Executive consultancy fees		$ 564,000
Management and Directors Fees [Member] | Non - Employee Directors [Member]
Annual cash retainer		15,000
Management and Directors Fees [Member] | Chairman of Audit Committee [Member]
Annual cash retainer		15,000
Management and Directors Fees [Member] | Audit Committee Member [Member]
Annual cash retainer		7,500
Management and Directors Fees [Member] | Attendance Of Meetings [Member]
Annual cash retainer		5,000
Combine Marine Ltd [Member]
Rent expense per month		2,800	€ 2,500
Alma Properties [Member]
Rent expense per month		$ 300	€ 300
Oaktree Shareholder Agreement [Member] | Oaktree Capital Management L.P. [Member]
Number of directors		9	9
Oaktree Shareholder Agreement [Member] | Beneficial ownership of 40% or more [Member] | Oaktree Capital Management L.P. [Member]
Number of directors		4	4
Oaktree Shareholder Agreement [Member] | Beneficial Ownership of 25% or more but less than 40% [Member] | Oaktree Capital Management L.P. [Member]
Number of directors		3	3
Oaktree Shareholder Agreement [Member] | Beneficial Ownership of 15% or more but less than 25% [Member] | Oaktree Capital Management L.P. [Member]
Number of directors		2	2
Oaktree Shareholder Agreement [Member] | Beneficial ownership of 5% or more but less than 15% [Member] | Oaktree Capital Management L.P. [Member]
Number of directors		1	1
Interchart [Member]
Ownership percentage								33.00%
Monthly lump sum fee		$ 345,000		$ 315,000	$ 325,000
Expiration date of agreement		Dec. 31, 2023	Dec. 31, 2023
Starocean [Member]
Ownership percentage		25.00%
Starocean [Member] | Held By Local Entrepreneurs [Member]
Ownership percentage		75.00%
CCL Pool [Member]
Ownership percentage		33.00%					25.00%
Long-Term Investments		$ 125,000